Acquisitions of and investment in businesses - Great Elm Healthcare, LLC - Asset and Liabilities acquired (Details) - Great Elm Healthcare, LLC	Jan. 03, 2023 USD ($)
Acquisition of businesses and purchase accounting
Accounts receivable	$ 5,531,000
Inventory	1,398,000
Prepaid and other current assets	584,000
Property, equipment, and right of use assets, net	13,261,000
Goodwill	22,826,000
Intangible assets	47,820,000
Other assets	161,000
Accounts payable	(6,085,000)
Accrued liabilities	(3,845,000)
Deferred revenue	(1,022,000)
Equipment loans	(4,259,000)
Lease liabilities	(2,801,000)
Net assets acquired	73,569,000
Cash paid at closing/To be paid after closing, included i purchase price payable	72,689,000
Cash received from working capital adjustment	(360,000)
Cash acquired	(820,000)
Equity issued at closing	2,060,000
Consideration paid or payable	$ 73,569,000